23. OTHER OPERATING INCOME (EXPENSES)	12 Months Ended
Dec. 31, 2017
Other Operating Income Expenses
OTHER OPERATING INCOME (EXPENSES)
23	.	OTHER OPERATING INCOME (EXPENSES)

	12/31/2017	12/31/2016	12/31/2015
Other operating income
Indemnities/gains on lawsuits	6,106	26,871	5,189
Rentals and leases	1,841	1,483	1,150
Reversal of provisions			5,020
Dividends received	3,248	567	5,794
Extemporaneous PIS/COFINS credits		203,504	234,287
Contractual fines	2,970	2,501	2,200
Gain on business combination		66,496	3,297,499
Actuarial pension plan	36,952	48,790	8,702
Gain on sales of assets held for sale		252,023
Monetary adjustment related to the Eletrobrás compulsory loan (*)	755,151
Other revenues	18,018	61,274	50,506
	824,286	663,509	3,610,347

Other operating expenses
Taxes and fees	(136,348)	(88,249)	(13,999)
Write-off / (Provision) of judicial deposits	(38,258)	(64,886)	(24,145)
Expenses with environmental liabilities, net	(7,156)	(5,023)	(41,697)
Expenses from tax, social security, labor, civil and environmental law suits	(95,744)	(151,534)	(273,890)
Contractual fines		(16,624)	(309)
Depreciation of unused equipment and amortization of intangible assets (Note 22)	(44,570)	(43,681)	(41,068)
Write off of PP&E and Intangible assets (Note 9 and 10)	(28,127)	(88,339)	(6,466)
Losses /reversals estimated in inventories	(12,903)	(17,236)	1,154
Losses on spare parts	(2,872)	(12,080)	(55,790)
Studies and project engineering expenses	(32,956)	(31,156)	(38,138)
Research and development expenses	(3,944)	(2,269)	(3,363)
Advisory expenses	(3,419)	(20,865)	(15,888)
Healthcare plan expenses (Note 28 f)	(97,837)	(80,489)	(56,838)
Impairment of available-for-sale financial assets			(555,298)
REFIS effect - Law 11,941/09 and Law 12,865/13			(4,801)
Provisions/(Provision) for industrial restructuring	5,807	96,390	(122,854)
Hedge cash flow realized (Note 12 b)	(92,140)	(77,444)	(11,439)
Impairment of fair value of Transnordestina		(387,989)
Other expenses	(56,477)	(85,256)	(76,362)
	(646,944)	(1,076,730)	(1,341,191)
Other operating income (expenses), net	177,342	(413,221)	2,269,156

(*) This is a net amount, certain and due, arising from the final judicial decision favorable to the Company, which is irreversible and irrevocable, in order to apply the STJ's consolidated position on the subject, which culminated in sentencing the Eletrobrás to the payment of the correct interest and monetary correction of the Compulsory Loan. The final judicial decision, as well as the certainty about the amounts involved in the settlement of the judgment (judicial procedure to request the satisfaction of the right), allowed the conclusion that the right to receive this value is certain. Thus, in line with our legal and accounting advisors, we recognize the credits in noncurrent assets against the result of Other Operating Revenues.